Related Party Agreements and Transactions Related Party Agreements and Transactions (Charges related to Omnibus Agreement) (Details) - MPC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 76	$ 76	$ 73
Purchases From Related Parties [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	30	30	27
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 46	$ 46	$ 46